Research and Development Expense	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Research and development expense

16. Research and development expense

	December 31, 2019	December 31, 2018	December 31, 2017
Pre-clinical projects	182,346	873,453	642,821
Clinical projects	993,085	846,235	12,365,768
Drug manufacturing and substance	481,453	2,185,292	2,027,184
Employee benefits and expenses	1,373,543	1,652,791	2,773,516
Lease expenses from short-term lease	26,057	65,921	111,680
Patents and trademarks	168,367	634,986	603,892
Regulatory projects	80,347	398,426	632,387
Depreciation tangible assets	20,083	32,485	53,594
Total research and development expense	3,325,281	6,689,589	19,210,842

Research and development expense was capitalized in the amount of CHF 3,230,373 during 2019 compared to CHF 1,858,731 in 2018.